11. INCOME TAXES (Details-Deferred income taxes) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 1,083,064	$ 466,161
Allowance for doubtful accounts	39,834	159,338
Intangible assets	310,548	141,730
Investment in KannaLife Sciences	0	123,787
Stock-based compensation	128,703	0
Other	33,596	113,399
Total deferred tax assets	1,595,745	1,004,415
Deferred tax liabilities:
Property and equipment	(85,217)	(43,658)
Total deferred tax assets	1,510,528	960,757
Less valuation allowance	(1,510,528)	(960,757)
Net deferred tax asset	$ 0	$ 0